Form N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-3489

                         The Wright Managed Equity Trust
                     -----------------------------------------
              (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
   ---------------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
   ---------------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                          -------------------------------
                         (Registrant's Telephone Number)

                                   December 31
                             ------------------------
                             Date of Fiscal Year End

                               March 31, 2005
                            --------------------------
                            Date of Reporting Period

-------------------------------------------------------------------------------

Item 1. SCHEDULE OF INVESTMENTS




WRIGHT SELECTED BLUE CHIP EQUITIES FUND (WSBC)
------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (unaudited)



                                          Shares              Value


       EQUITY INTERESTS -- 99.8%

AUTOMOBILES & COMPONENTS -- 3.8%
Borg-Warner Automotive Inc..........       11,860         $   577,345
Copart Inc..........................       19,635             462,601
Lear Corporation....................        7,170             318,061
Thor Industries Inc.................        7,700             230,307
                                                           -----------
                                                           $1,588,314
                                                           -----------

BANKS -- 5.2%
Associated Banc Corp................        6,865         $   214,394
Astoria Financial Corp..............        8,467             214,215
City National Corp..................        4,080             284,866
Greater Bay Bancorp.................        8,865             216,395
Hibernia Corp Class A...............       10,600             339,306
Independence Community Bank Inc.....       11,325             441,675
Investors Financial Svcs Cp.........        3,355             164,093
New York Community Bancorp..........            1                  18
Webster Financial Corp..............        6,465             293,576
                                                           -----------
                                                          $ 2,168,538
                                                           -----------


CAPITAL GOODS -- 6.5%
Agco Corp...........................       10,760         $   196,370
Alliant Techsystems.................        7,460             533,017
Graco Inc...........................        8,032             324,172
Jacobs Engineering..................        3,490             181,201
Pentair Inc.........................        9,080             354,120
Precision Castparts Corp............        8,390             646,114
SPX Corp............................        4,175             180,694
Thomas & Betts Corp.................        9,805             316,702
                                                           -----------
                                                          $ 2,732,390
                                                           -----------


COMMERCIAL SERVICES & SUPPLIES -- 3.4%
Brink's Co The......................        7,780         $   269,188
Certegy Inc.........................        2,785              96,417
ITT Educational Services............        5,585             270,873
Korn/Ferry International............        5,760             109,613
Manpower Inc........................        8,905             387,546
Republic Services...................        8,580             287,258
                                                           -----------
                                                          $ 1,420,895
                                                           -----------


COMMUNICATIONS EQUIPMENT -- 1.2%
Plantronics Inc.....................        7,590         $   289,027
Polycom Inc.........................        7,300             123,735
UTStarcom, Inc......................        8,315              91,049
                                                            -----------
                                                          $   503,811
                                                            -----------


COMPUTERS & PERIPHERALS -- 0.9%
Storage Technology Corp.............       12,465         $   383,922
                                                           -----------


CONSUMER DURABLES & APPAREL-- 6.9%
Blyth Industries....................        5,585         $   177,826
D.R.Horton Inc......................       18,986             555,151
Harman International................        3,950             349,417
Hovnanian Enterprises-A.............        3,620             184,620
Lennar Corp-A Shares................        9,305             527,407
Mohawk Inds Inc.....................        7,510             633,093
Toll Brothers Inc...................        5,395             425,396
                                                           -----------
                                                          $ 2,852,910
                                                           -----------


DIVERSIFIED FINANCIALS -- 4.6%
Americredit Corp....................       11,800         $   276,592
Edwards A.G. Inc....................        5,145             230,496
Jefferies Group Incorporated........        6,770             255,094
Legg Mason Inc......................       10,265             802,107
Raymond James Fin'l.................       11,915             361,025
                                                           -----------
                                                          $ 1,925,314
                                                           -----------


ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.1%
Ametek Inc New......................        6,100         $   245,525
Arrow Electrs Inc Com...............       18,320             464,412
Avnet Inc...........................        8,600             158,412
Tech Data Corp......................       11,240             416,554
                                                           -----------
                                                          $ 1,284,903
                                                           -----------


ENERGY -- 8.9%
Forest Oil Corp.....................        3,130         $   126,765
Murphy Oil Corp.....................        6,920             683,212
Newfield Exploration CO.............        9,725             722,179
Noble Energy Inc....................        4,445             302,349
Plains Exploration & Production Co..       18,815             656,644
Pogo Producing Co...................       15,250             750,910
Smith International Inc.............        4,135             259,389
Western Gas Resources...............        6,065             208,939
                                                           -----------
                                                          $ 3,710,387
                                                           -----------



FOOD, BEVERAGE & TOBACCO -- 4.4%
Constellation Brands Inc-A..........        9,500         $   502,265
Pepsiamericas Inc...................        6,215             140,832
Smithfield Foods Inc................       14,735             464,889
Tyson Foods Inc-CL A................       34,425             574,209
Universal Corp VA...................        3,185             145,777
                                                           -----------
                                                          $ 1,827,972
                                                           -----------

HEALTH CARE EQUIPMENT & SERVICES -- 10.2%
Beckman Coulter Inc.................        5,205         $   345,872
Covance Inc.........................        4,940             235,193
Coventry Health Care Inc............       13,390             912,395
Cytyc Corporation...................        6,995             160,955
Inamed Corp.........................        3,090             215,929
Lifepoint Hospitals Inc.............        9,685             424,590
Lincare Holdings Inc................       10,655             471,271
Omnicare Inc........................        9,190             325,786
Pacificare Health Systems,Inc.......        8,790             500,327
Renal Care Group Inc................        7,760             294,414
Triad Hospitals Incorporated........        7,380             369,738
                                                           -----------
                                                           $4,256,470
                                                           -----------


HOTELS, RESTAURANTS & LEISURE -- 1.1%
Boyd Gaming Corporation.............        3,550         $   185,133
Mandalay Resort Group...............        3,755             264,690
                                                           -----------
                                                          $   449,823
                                                           -----------


INSURANCE -- 4.2%
Everest Re Group Ltd................        3,490         $   297,034
Fidelity National Finl Inc..........        8,027             264,409
Old Republic Intl Corp..............        7,910             184,224
Protective Life Corp................        7,185             282,371
Radian Group Inc....................        9,130             435,866
Stancorp Financial Group............        3,165             268,329
                                                           -----------
                                                          $ 1,732,233
                                                           -----------


MATERIALS -- 3.5%
Cabot Corp..........................        4,920         $   164,476
Cytec Ind Inc.......................        7,605             412,571
FMC Corp............................        4,750             253,888
RPM International Inc...............       21,905             400,423
Worthington Indus...................       10,675             205,814
                                                           -----------
                                                          $ 1,437,172
                                                           -----------


MEDIA -- 1.4%
Catalina Marketing Corp.............       17,395         $   450,531
Macrovision Corp....................        5,470             124,661
                                                           -----------
                                                          $   575,192
                                                           -----------


PHARMACEUTICALS & BIOTECHNOLOGY -- 1.3%
Barr Pharmaceuticals Inc............        7,100         $   346,693
Perrigo Co..........................        9,540             182,691
                                                          -----------
                                                          $   529,384
                                                          -----------



REAL ESTATE -- 0.4%
New Plan Excel Realty...............        6,215         $   156,059
                                                          -----------


RETAILING -- 11.1%
Abercombie & Fitch CO Cl A..........        7,680             439,603
American Eagle Outfitters...........       16,660             492,303
Barnes & Noble Inc..................       11,345             391,289
Bj's Wholesale Club.................        5,495             170,675
CDW Corp............................        4,425             250,809
Chico's FAS Inc.....................        7,580             214,211
Claire's Stores. Inc................       14,410             332,006
Foot Locker, Inc....................       14,115             413,570
Michaels Stores Inc.................        3,930             142,659
Neiman Marcus Grp CL A..............        5,090             465,786
Pacific Sunwear Of Cal.Inc..........       10,830             303,023
Petsmart Inc........................        6,635             190,756
United Rentals Inc..................       21,465             433,808
Urban Outfitters Inc................        7,950             381,362
                                                           -----------
                                                           $4,621,860
                                                           -----------



SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 2.4%
Cree Inc............................       12,095          $  263,066
International Rectifier Corp........        6,065             275,958
Lam Research Corp...................        6,540             188,744
Microchip Technology Inc............        5,245             136,422
Semtech Corp........................        6,485             115,887
                                                            ----------
                                                           $  980,077
                                                            ----------


SOFTWARE & SERVICES -- 3.6%
Activision Inc New..................       17,119          $  253,376
Cognizant Tech Solutions............        4,955             228,921
Fair Isaac Corp.....................        4,575             157,563
Gtech Holdings Corp.................       16,375             385,304
Henry Jack & Assoc..................        8,145             146,529
Sybase Inc..........................       11,065             204,260
Transaction Systems Archit-A........        4,920             113,898
                                                           -----------
                                                           $ 1,489,85
                                                           -----------


TELECOMMUNICATION SERVICES -- 0.8%
Cincinnati Bell Inc.................       25,400          $  107,950
Telephone & Data Systems............        2,840             231,744
                                                           -----------
                                                           $  339,694
                                                           -----------

TRANSPORTATION -- 2.8%
CNF Transportation..................        5,165          $  241,670
Hunt J.B.transprt Svcs Inc..........       16,130             706,010
Overseas Shipholding Group, Inc.....        3,620             227,734
                                                           -----------
                                                           $1,175,414
                                                           -----------


UTILITIES -- 8.1%
Alliant Energy Corp.................       14,185          $  379,874
DPL Inc.............................       12,395             309,875
Equitable Resources Inc.............        9,160             526,150
MDU Resources Group Inc.............       13,297             367,263
Oneok Inc...........................       10,255             316,059
Questar Corporation.................       10,105             598,721
Scana Corporation...................        5,660             216,325
Sierra Pacific Resources............       25,585             275,039
Wisconsin Energy....................       10,865             385,708
                                                           -----------
                                                           $3,375,014
                                                           -----------


TOTAL EQUITY INTERESTS-- 99.8%
  (identified cost, $31,299,434)                          $41,517,593

OTHER ASSETS,
  LESS LIABILITIES  -- 0.2%                                    80,289
                                                           -----------

NET ASSETS -- 100%                                        $41,597,883
                                                          ============





The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $31,299,434
                                                -----------
     Gross unrealized appreciation             $10,774,089
     Gross unrealized depreciation             $  (555,930)
                                                -----------
     NET UNREALIZED APPRECIATION               $10,218,159
                                               ============

WRIGHT MAJOR BLUE CHIP EQUITIES FUND (WMBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (unaudited)



                                       Shares       Value


  EQUITY INTERESTS -- 98.9%

AUTOMOBILES & COMPONENTS -- 1.8%
Harley Davidson...............        2,110    $    121,874
Johnson Controls..............       18,490       1,031,002
                                                -----------
                                               $  1,152,876
                                                -----------

BANKS -- 6.9%
Bank Of America Corp..........       47,558    $  2,097,308
MBNA Corporation..............       45,290       1,111,870
Wells Fargo Company...........       21,025       1,257,295
                                                -----------
                                               $  4,466,473
                                                -----------


CAPITAL GOODS -- 9.7%
Black & Decker Corp...........        9,165    $    723,943
Caterpillar Inc...............       11,270       1,030,529
Cummins Inc...................        8,025         564,559
Ingersoll-Rand Co.Cl A........       10,005         796,898
Masco Corp....................        3,640         126,199
Paccar Inc....................       21,385       1,548,060
Tyco International Ltd........       32,395       1,094,951
United Technologies...........        3,930         399,524
                                                -----------
                                               $  6,284,663
                                               -----------


COMMERCIAL SERVICES & SUPPLIES -- 1.8%
Cendant Corp..................       58,045    $  1,192,244
                                                -----------



COMMUNICATIONS EQUIPMENT -- 3.3%
Cisco Sysem Inc................      10,476    $    187,416
Qualcomm Inc...................      34,314       1,257,608
Scientific Atlanta,Inc.........      24,270         684,899
                                                -----------
                                               $  2,129,923
                                                -----------


COMPUTERS & PERIPHERALS -- 4.2%
Apple Computer  Inc...........       17,360    $   723,391
Dell Inc......................       10,769        413,745
Hewlett-Packard Co............       16,970        372,322
I B M.........................        9,578        875,238
Lexmark Intl Inc Cl A.........        4,490        359,065
                                                -----------
                                               $ 2,743,761
                                                -----------


CONSUMER DURABLES & APPAREL -- 3.1%
Brunswick Corp................        1,700    $    79,645
Centex Corp...................        3,395        194,432
Eastman Kodak.................       30,360        988,218
Fortune Brands Inc............        3,585        289,059
Liz Claiborne Inc.............        3,265        131,024
Nike Inc Cl B.................        1,040         86,642
Pulte Homes Inc...............        3,310        243,715
                                                -----------
                                               $ 2,012,735
                                                -----------

DIVERSIFIED FINANCIALS -- 10.7%
Ambac Financial Group Inc.....        6,610    $   494,098
Capital One Financial.........       11,185        836,302
Citigroup Inc.................       64,179      2,884,204
Fannie Mae....................       15,665        852,959
Freddie Mac...................       15,220        961,904
Lehman Bros Hldgs Inc.........        3,935        370,520
Morgan St Dean Witter
 Discover & CO................        6,145        351,801
PHH Corp......................        2,863         62,614
Providian Financial...........        8,050        138,138
                                                -----------
                                               $ 6,952,540
                                                -----------


ELECTRONIC EQUIPMENT & INSTRUMENTS-- 0.1%
Perkinelmer Inc...............        2,960    $    61,065
                                                -----------



ENERGY -- 10.7%
Apache Corporation.............       7,358    $   450,530
Chevrontexaco Corp.............      24,325      1,418,391
ConocoPhillips.................      12,915      1,392,754
Exxon Mobil Corp...............      51,355      3,060,758
Occidental Petroleum...........       8,825        628,075
                                                -----------
                                               $ 6,950,508
                                                -----------


FOOD & DRUG RETAILING -- 0.9%
CVS Corporation...............        6,900    $   363,078
Supervalu Inc.................        5,975        199,266
                                                -----------
                                               $   562,344
                                                -----------


FOOD, BEVERAGE & TOBACCO -- 4.3%
Altria Group Inc...............      16,950    $ 1,108,361
Archer-Daniels-midland.........      44,820      1,101,676
Molson Coors Brewing Co-B.....        7,720        595,752
                                                -----------
                                               $ 2,805,789
                                                -----------

HEALTH CARE EQUIPMENT & SERVICES-- 7.6%
Aetna Inc - New...............        2,770    $   207,612
Bard (C.r.) Inc...............        6,939        472,407
Becton Dickinson & CO.........        5,195        303,492
Cigna Corporation.............        1,995        178,154
Health Mngt Associates Inc-A..       34,845        912,242
Humana Inc....................        8,965        286,342
Laboratory Corp American Hldg.        3,475        167,495
Manor Care Inc................        4,800        174,528
Quest Diagnostics Inc.........        4,670        490,957
United Health Group Inc.......       17,158      1,636,530
Wellpoint Inc.................        1,055        132,244
                                                -----------
                                               $ 4,962,003
                                                -----------


HOTELS, RESTAURANTS & LEISURE -- 2.0%
McDonalds Corp................       42,300    $ 1,317,222
                                                -----------



HOUSEHOLD & PERSONAL PRODUCTS -- 0.4%
Alberto Culver Company- CL B.         2,735    $   130,897
Clorox Company................        1,660        104,563
                                                -----------
                                               $   235,460
                                                -----------


INSURANCE -- 4.7%
Allstate Corp.................        8,535    $   461,402
Chubb Corp....................        3,560        282,201
MBIA Inc Com..................        3,910        204,415
MGIC Investment Corp..........        5,380        331,785
Progressive Corp..............       16,440      1,508,534
Torchmark Corp................        4,970        259,434
                                                -----------
                                               $ 3,047,771
                                                -----------


MATERIALS -- 2.6%
Ball Corporation..............       15,060    $   624,689
Bemis Company Inc.............        2,265         70,487
Georgia-Pacific Corp..........        7,860        278,951
Monsanto Co...................        6,235        402,158
Nucor Corp....................        5,695        327,804
                                                -----------
                                               $ 1,704,089
                                                -----------


PHARMACEUTICALS & BIOTECHNOLOGY -- 5.7%
Genzyme Corp..................        2,620    $   149,969
Johnson & Johnson.............       24,706      1,659,255
Pfizer Inc....................       72,190      1,896,431
                                                -----------
                                               $ 3,705,655
                                                -----------


RETAILING -- 6.0%
GAP, INC (The)................       26,495    $   578,651
Home Depot Inc................       53,225      2,035,324
Limited Brands................       13,210        321,003
Nordstrom Inc.................        6,360        352,217
Penney J C Co.................        4,195        217,804
Staples Inc...................       13,700        430,591
                                                -----------
                                               $ 3,935,590
                                                -----------


SEMICONDUCTOR EQUIPMENT & PRODUCTS-- 0.8%
Texas Instruments.............       21,265    $   542,045
                                                -----------


SOFTWARE & SERVICES -- 4.5%
Adobe Systems Inc.............        1,345    $    90,344
Autodesk  Inc.................       24,200        720,192
Computer Sciences Corp........        7,080        324,618
First Data Corporation........       11,300        444,203
Microsoft Corp................       23,419        566,037
NCR Corp......................        9,360        315,806
Oracle Corp...................       22,073        275,471
Symantec Corp.................        7,805        166,481
                                                -----------
                                               $ 2,903,152
                                                -----------


TELECOMMUNICATION SERVICES -- 3.5%
Alltel Corp...................        4,195    $   230,096
AT&T Corp.....................       13,815        259,031
Bellsouth Corp................       22,820        599,938
Nextel Comm...................       14,162        402,484
Sprint Corp (Fon Group).......       20,735        471,721
Verizon Communications........        9,100        323,050
                                                -----------
                                               $ 2,286,320
                                                -----------


TRANSPORTATION -- 1.1%
Burlington Northern Santa Fe Corp     2,125    $   114,601
Fedex Corporation............         3,049        286,454
Norfolk Southern Corp........         9,160        339,378
                                                -----------
                                               $   740,433
                                                -----------


UTILITIES -- 2.5%
Duke Energy Corp..............        2,690    $    75,347
El Paso Corporation...........        8,230         87,073
Exelon Corp...................       22,091      1,013,756
Sempra Energy.................        9,095        362,345
Williams Companies Inc........        5,325        100,163
                                                -----------
                                               $ 1,638,684
                                                -----------

TOTAL EQUITY INTERESTS-- 98.9%
    (identified cost, $52,446,082)..           $ 64,333,345


OTHER ASSETS, LESS LIABILITIES -- 1.1%              733,517
                                                -----------


NET ASSETS -- 100%                             $ 65,066,861
                                               ============






The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $52,446,082
                                               -----------
     Gross unrealized appreciation             $13,054,854
     Gross unrealized depreciation             $(1,167,592)
                                               -----------
     NET UNREALIZED APPRECIATION               $11,887,262
                                               ===========

WRIGHT INTERNATIONAL BLUE CHIP EQUITIES FUND (WIBC)
-------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS - MARCH 31, 2005 (unaudited)



                                      Shares       Value


   Equity Interests -- 98.7%

AUSTRALIA - 3.1%
Bluescope Steel Limited.............  23,517     $  158,267
Boral Limited.......................  69,276        326,890
Computershare Limited (Ordinary)....  13,550         58,802
Csr Ltd............................. 360,980        686,921
Qbe Insurance Group Ltd.............  68,337        787,116
                                                -----------
                                                 $2,017,996
                                                -----------


AUSTRIA - 2.1%
Omv Ag (Stammaktie).................   4,240    $ 1,350,627
                                                -----------



BELGIUM - 1.1%
Fortis..............................  16,730   $    477,914
Kbc Bancassurance (Parts Sociales)..   2,947        249,146
                                                -----------
                                               $    727,060
                                                -----------


CANADA - 7.0%
Bank Of Nova Scotia(Common).........  30,566   $    999,203
Canadian Nat Res Ltd(Common)........  21,299       1,203,455
Husky Energy Inc....................   8,640         259,446
Nexen Incorporated(Common)..........   6,911         378,153
Nortel Networks Corp (Common).......  57,397         156,082
Penn West Petroleum Ltd(Common).....   3,591         237,748
Power Financial Corp (Common).......  31,888         844,741
Petro-Canada........................   6,299         365,752
Talisman Energy Inc.................   3,073         105,130
                                                ------------
                                                $  4,549,710
                                                ------------



DENMARK - 1.4%
Danske Bank As......................  19,683    $   572,580
Tdc A/S.............................   5,247        221,745
Topdanmark A/S......................   1,703        127,156
                                                -----------
                                                $   921,481
                                                -----------



FINLAND - 2.1%
Fortum Oyj..........................  47,390   $    925,088
Kone Oyj............................     301         23,460
Nokian Renkaat Oy...................   2,454        396,435
                                                -----------
                                               $  1,344,983
                                                -----------



FRANCE - 6.2%
Compagnie De Saint-Gobain...........   1,457   $     88,999
Pernod Ricard Sa (Actions Ordinaires)  3,651        511,039
Peugeot Sa (Actions Ordinaires).....   2,078        132,387
Renault Sa (Actions Ordinaries).....   3,096        277,234
Soc Gen De France (Actions Ordinaires) 6,993        728,439
Schneider Electric Sa...............  16,761      1,316,809
Veolia Environment(Actions Ordinaires)14,047        499,489
Vinci...............................   2,950        426,337
                                                -----------
                                                $ 3,980,733
                                                -----------


GERMANY - 7.5%
Allianz Ag Holding (Namensaktie)....   5,777   $    735,416
Bayer Ag (Stammaktie)...............  13,967        462,337
Continental Ag(Stammaktie)..........   8,189        636,763
Celesio Ag..........................   3,973        325,663
Deutsche Bank Ag (Stammaktie).......   1,304        112,785
E. On Ag (Stammaktie)...............  17,073      1,468,685
Man Ag (Stammaktie).................   3,948        177,020
Rwe Ag..............................  11,379        689,894
Thyssenkrupp Ag.....................  10,933        225,782
                                                -----------
                                               $  4,834,345
                                                -----------



GREECE - 0.8%
Nat'l Bk Of Greece Sa
(Onomastiki Metohi..................  16,055   $    544,599
                                                -----------


HONG KONG - 2.0%
Cheung Kong (Hldgs)Ltd(Ordinary)....  36,000   $    319,642
Clp Holdings Ltd (Ordinary)......... 101,000        574,971
Hongkong Elec. Hldgs Ltd(Ordinary)..  29,000        129,024
Techtronic Industries Co Ltd........  58,500        129,386
Yue Yuen Industrial Holdings Limited  50,000        142,320
                                                -----------
                                               $  1,295,343
                                                -----------


IRELAND - 1.8%
Bank Of Ireland (Cap. Stock)........   9,085   $   143,459
Crh Plc (Ordinary)..................  22,460       590,225
Dcc Plc.............................  12,473       290,817
Grafton Group Plc...................  10,597       125,765
                                                -----------
                                               $ 1,150,266
                                                -----------


ITALY - 4.1%
Banca Intesa Spa (Azioni Ordinarie).  45,438    $  231,490
Enel Societa Per Azioni.............  34,448       330,405
Eni Spa (Azioni Ordinarie)..........  79,481     2,069,046
                                                -----------
                                                $2,630,941
                                                -----------

JAPAN - 21.0%
Acom Co Ltd (Common)................   7,330     $ 496,845
Aiful Corporation (Common)..........  14,175     1,137,075
Canon Inc. (Common).................  25,300     1,360,088
Central Glass Co Ltd................  47,000       299,243
Daito Trust Construction Co Ltd.....  17,600       740,464
Eisai Co.,Ltd. (Common).............  23,200       789,529
Fuji Soft Abc Inc.(Common)..........  21,400       656,245
Honda Motor Co.,Ltd (Common)........  17,760       891,653
Itochu Techno-Science Corp..........   8,900       288,734
Js Group Corporation................   1,800        33,119
Konami Corporation..................   4,900       109,031
Marui Co Ltd........................   4,900        66,014
Mitsui O.S.K Lines Limited.......... 102,000       657,049
Nissan Motor Co(Common).............  82,900       851,787
Orix Corp(Common)...................   2,400       306,731
Promise Co.,Ltd. (Common)...........   5,900       404,329
Sankyo Co., Ltd.....................   6,700       325,103
Sumitomo Trust And Banking..........  67,000       437,855
Takeda Chemical Ind. Ltd (Common)...  14,600       697,513
Toyota Motor Corp (Common)..........  34,400     1,283,246
Uniden Corporation..................  28,000       582,461
Yamada Denki Co (Common)............  14,700       772,382
Yamaha Motor Co Ltd.................  20,100       344,835
                                                -----------
                                              $ 13,531,331
                                                -----------


NETHERLANDS - 6.0%
Abn Amro Holding N.V.(Aandeel)......  19,970   $   496,760
Akzo Nobel N.V. (Aandeel)...........  20,621       943,899
Ing Groep N.V. (Aandeel)............  53,584     1,622,620
Kon. Philips Elect.Nv (Aandeel).....  15,965       440,914
Royal Dutch Petroleum (Aandeel).....   3,797       227,592
Royal Kpn Nv (Aandeel)..............  11,851       106,275
Tnt Post Groep Nv (Aandeel).........     865        24,676
                                                -----------
                                                $3,862,736
                                                -----------



NORWAY - 4.0%
Norsk Hydro Asa (Ordinaere Aksje)...   8,594    $  711,811
Orkla Asa...........................  22,660       832,561
Statoil Asa.........................  52,437       896,870
Telenor Group Asa...................  13,050       117,802
                                                -----------
                                                $2,559,044
                                                -----------


SINGAPORE - 1.2%
Keppel Corporation Limited.......... 114,000   $   753,411
                                                -----------



SPAIN - 4.5%
Acciona S.A. (Accion)...............   5,508   $    498,230
Acs Actividades Cons Y..............   1,962         48,703
Banco Santander Central Hisp
(Accion Nom)........................  79,262        967,291
Fomento Construcciones Contrata
(Accion)............................   9,814        502,920
Gas Natural Sdg S.A. (Accion Nom)...   3,197         92,157
Grupo Ferrovial (Accion Al
 Portador)..........................   1,739         98,743
Repsol Ypf Sa (Accion)..............  25,842        685,817
                                                -----------
                                                $ 2,893,861
                                                -----------



SWEDEN - 5.7%
Ericsson (Lm) Tel-Sp Adr............  15,821   $   446,152
Forsakrings Ab Skandia (Fri Aktie)..  28,801       146,802
Getinge Ab(B Aktie).................  26,142       391,581
Nordea Bank Ab...................... 167,316     1,698,531
Teliasonera Ab...................... 164,953       983,647
                                                -----------
                                                $3,666,713
                                                -----------


SWITZERLAND - 2.4%
Micronas Semiconductor (Namenaktie).  12,149   $    508,629
Phonak Holding Ag...................   2,177         75,252
Ubs Ag (Namenaktie).................   5,261        445,810
Zurich Financial Services
(Inhaberaktie)......................   3,008        529,725
                                                -----------
                                               $  1,559,416
                                                -----------


UNITED KINGDOM - 14.7%
Alliance Unichem Plc(Ordinary)......   9,737     $ 142,317
Anglo American Plc(Ordinary)........  13,868       328,872
Aviva Plc...........................   7,522        90,256
Barclays Plc (Ordinary)............. 192,312     1,965,953
Barratt Developments Plc............  63,431       790,472
Cable And Wireless (Ordinary)....... 302,395       738,542
Dixons Group Plc(Ordinary).......... 184,597       532,814
Lloyds/Tsb Plc (Ordinary)...........  19,795       178,794
Man Group Plc.......................   5,264       136,670
Next Plc(Ordinary)..................  15,106       454,425
Persimmon Plc (Ordinary)............  61,312       875,286
Shell Trans. & Trad.
(Ord.(Registered)...................  18,008       161,633
Tesco Plc (Ordinary)................ 287,922     1,721,942
The Berkley Grp Holdings............  25,078       384,075
Trinity Mirror Plc..................   9,374       124,169
Wolseley Plc (Ordinary).............  39,840       834,121
                                                -----------
                                              $  9,460,341
                                                -----------


TOTAL EQUITY INTERESTS-- 98.7%
   (identified cost, $55,075,868)...           $ 63,634,937
                                                -----------
OTHER ASSETS, LESS LIABILITIES -- 1.3%              865,354
                                                -----------

NET ASSETS -- 100%                             $ 64,500,291
                                               ============



ADR: American Depository Receipts.


The Fund did not have any open financial instruments at March 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2005, as computed on a federal income tax basis, were as follows:

     AGGREGATE COST                            $54,210,513
                                               ------------
     Gross unrealized appreciation             $ 9,897,517
     Gross unrealized depreciation             $  (473,093)
                                               ------------
     NET UNREALIZED APPRECIATION               $ 9,424,424
                                               ============

ITEM 2. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant's internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940(17CFR 270.30a-2(a)) is attached hereto as Exhibit 99Cert.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Wright Managed Equity Trust (On behalf of Wright Selected Blue Chip Equities
--------------------------------------------------------------------------------
Find, Wright Major Blue Chip Equities Fund, and Wright International  Blue Chip
--------------------------------------------------------------------------------
Equities Fund.
--------------


By:     /s/Peter M. Donovan
        ---------------------
         Peter M. Donovan
         President

Date:    May 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ James L. O'Connor
         ------------------------
         James L. O'Connor
         Treasurer

Date:   May 16,2005



By:      /s/ Peter M. Donovan
        ----------------------
         Peter M. Donovan
         President

Date:   May 16,2005